Related Party Disclosures	12 Months Ended
Dec. 31, 2025
Related Party Disclosures [Abstract]
Related party disclosures
17.	Related party disclosures

Compensation to key management personnel of the Company:

($000s)	2025	2024
Compensation of directors:
Directors’ fees	873	836
Stock-based compensation	1,001	573
	1,874	1,409

Compensation of key management personnel:
Salaries and benefits and consulting fees	8,748	8,701
Stock-based compensation	3,047	2,592
	11,795	11,293

During year ended December 31, 2025 and 2024, there were no payments to related parties other than compensation paid to key management personnel. These transactions were in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.